Financial risk - Derivatives held for risk management (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial instruments - assets		$ 68,159	$ 10,805
Derivative financial instruments - liabilities		33,761	$ 28,455
USD LIBOR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial instruments - assets	$ 0	1,937
Derivative financial instruments - liabilities	$ 68,768	$ 88,768